UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-10467
Causeway Capital Management Trust
(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor
Los Angeles, CA 90025
(Address of principal executive offices) (Zip code)
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-866-947-7000
Date of fiscal year end: September 30
Date of reporting period: June 30, 2011

Item 1.	Schedule of Investments
Schedule of Investments (000)*
June 30, 2011 (Unaudited)

Causeway Global Absolute Return Fund	Number of Shares	Value

Short-Term Investment
Dreyfus Cash Management, Institutional Class, 0.100% **1	14,509,802	$14,510

Total Short-Term Investment (Cost $14,510) — 101.1%		14,510

Total Investments — 101.1% (Cost $14,510) ‡		14,510

Liabilities in Excess of Other Assets — (1.1%)		(153)

Net Assets — 100.0%		$14,357

A summary of outstanding swap agreements held by the Fund at June 30, 2011, is as follows:

					Net
	Reference	Fixed payments	Total Return	Termination	Notional	Net Unrealized
Counterparty	Entity/Obligation	paid	received or paid	Date	Amount[2]	Gain (Loss)

Long Positions

Morgan Stanley	Greece Custom Basket of Securities	Long: Fed Funds-1 day + 1.00%	Total Return of the basket of securities	1/25/2013	$294	$(43)

Morgan Stanley	South Korea Custom Basket of Securities	Long: Fed Funds-1 day + 0.65%	Total Return of the basket of securities	1/25/2013	915	(3)

Morgan Stanley	United States Custom Basket of Long Securities	Long: Fed Funds-1 day + 0.50%	Total Return of the basket of securities	1/25/2013	8,144	105

Short Positions

Morgan Stanley	Australia Custom Basket of Securities	Short: Fed Funds-1 day - 0.50%	Total Return of the basket of securities	1/25/2013	(844)	12

Morgan Stanley	Canada Custom Basket of Securities	Short: Fed Funds-1 day - 0.35%	Total Return of the basket of securities	1/25/2013	(1,183)	23

Morgan Stanley	United States Custom Basket of Short Securities	Short: Fed Funds-1 day - 0.35% to Fed Funds-1 day - 0.85%	Total Return of the basket of securities	1/25/2013	(8,965)	14

Schedule of Investments (000)* (continued)
June 30, 2011 (Unaudited)
Causeway Global Absolute Return Fund

					Net
	Reference	Fixed payments	Total Return	Termination	Notional	Net Unrealized
Counterparty	Entity/Obligation	paid	received or paid	Date	Amount[2]	Gain (Loss)

Contracts for Differences

Morgan Stanley	Europe Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day - 0.40% to Fed Funds-1 day - 0.75%	Total Return of the basket of securities	1/25/2013	$1,569	$(161)

Morgan Stanley	Germany Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day - 0.40%	Total Return of the basket of securities	1/25/2013	3	35

Morgan Stanley	Singapore Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day - 0.50% to Fed Funds-1 day - 1.00%	Total Return of the basket of securities	1/25/2013	1	—

Morgan Stanley	United Kingdom Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day - 0.35% to Fed Funds-1 day - 1.00%	Total Return of the basket of securities	1/25/2013	600	29

Morgan Stanley	Hong Kong Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day - 0.50%	Total Return of the basket of securities	1/25/2013	(147)	(51)

Morgan Stanley	Japan Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day - 0.40%	Total Return of the basket of securities	1/25/2013	(346)	(93)

						$(133)

*	Except for share data.

**	The rate reported is the 7-day effective yield as of June 30, 2011.

1	Of this investment $9,407 represents collateral for outstanding total return equity swap agreements.

2	The net notional amount is the sum of long and short positions. The gross notional amount of long positions and short positions at June 30, 2011 is $11,486 and $(11,526), respectively. The gross notional amounts are representative of the volume of activity during the period ended June 30, 2011.

Schedule of Investments (000)* (concluded)
June 30, 2011 (Unaudited)
Causeway Global Absolute Return Fund
‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $14,510 and the unrealized appreciation and depreciation were $— and ($—), respectively.
The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total

Short-Term Investments	$14,510	$—	$—	$14,510

Total Other Financial Instruments	$14,510	$—	$—	$14,510

Other Financial Instruments - Asset
Total Return Swaps	$—	$218	$—	$218

Total Other Financial Instruments	$—	$218	$—	$218

Other Financial Instruments - Liabilities
Total Return Swaps	$—	$(351)	$—	$(351)

Total Other Financial Instruments	$—	$(351)	$—	$(351)

Amounts designated as “—” are $0.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statement.
CCM-QH-005-0100

Item 2.	Controls and Procedures
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan Turner Swan, President

Date: August 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan Turner Swan, President

Date: August 25, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson, Treasurer

Date: August 25, 2011